SPDR SSgA Risk Aware ETF
SPDR® SSgA Risk Aware ETF
INVESTMENT OBJECTIVE
The SPDR SSgA Risk Aware ETF (the “Fund”) seeks to provide competitive returns compared to the broad U.S. equity market and capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below reflect the expenses of the Fund and the Portfolio (as defined below) and do not reflect brokerage commissions you may pay on purchases and sales of the Fund's Shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR SSgA Risk Aware ETF
Management fees	[1][2]	0.50%
Distribution and service (12b-1) fees	[2][3]	none
Other expenses	[2][4]	none
Total annual Fund operating expenses	[2]	0.50%
[1]	The management fee paid to the Adviser is reduced by the proportional amount of the advisory fee of the Portfolio.
[2]	The Annual Fund Operating Expenses table and the Example reflect the fees and expenses of both the Fund and the Portfolio.
[3]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Fund's Board of Trustees has determined that no such payments will be made through at least October 31, 2015.
[4]	Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR SSgA Risk Aware ETF	51	160

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
THE FUND'S PRINCIPAL INVESTMENT STRATEGY
Under normal circumstances, the Fund invests substantially all of its assets in the State Street Risk Aware Portfolio (the “Portfolio”), a separate series of the SSgA Master Trust with an identical investment objective as the Fund. As a result, the Fund invests indirectly through the Portfolio.

In seeking its objective, the Portfolio invests in a selection of equity securities. In selecting securities for the Portfolio, the Adviser will utilize a proprietary quantitative investment process to measure and predict investor risk preferences. This investment process recognizes that the attributes that render a particular security “risky” or “safe” from an investor's perspective will change over time. The process therefore will begin with a broad set of plausible dimensions of risk, or factors that may be viewed by investors as contributing to a security's risk level at any given time. This set will include, among many other items, market beta, liquidity, exposure to certain commodities, leading economic indicators, currency, credit risk, and performance differences between cyclical and defensive sectors. The Adviser will then use a sequence of procedures to develop a subset of attributes representing those it believes to be relevant to investors at a given time. This subset will help form the Adviser's forecast for aggregate risk appetite and assist the Adviser in generating the groups of securities likely to benefit the most and least in light of that forecast.

Different predictions of risk appetite may result in portfolios that are more defensive or risk-seeking, based on what the market considers safe and/or risky at a given time. For example, during periods of anticipated investor preference for low risk, the Adviser will adjust the Portfolio's composition to be defensive and may increase exposure to large cap companies. On the other hand, during periods of anticipated investor preference for high risk, the Adviser will adjust the Portfolio's composition to be risk-seeking and may increase exposure to small cap companies. Similarly, exposures to value, growth, quality and other themes will vary depending on how they align with investor risk appetite at a given time. In periods of anticipated investor preference for moderate risk, the Portfolio's composition will more closely reflect the weighted composition of the Russell 3000 Index.

The Adviser believes the ebbing and flowing of risk preferences give this strategy the potential to provide competitive returns relative to the Russell 3000 Index over the long term. The Portfolio will be non-diversified for purposes of the Investment Company Act of 1940, as amended (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, it is expected that the Portfolio will have exposure to a diversified mix of equity securities.
PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund. The Fund's Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because the Fund invests substantially all of its assets in the Portfolio, it is subject to substantially the same risks as those associated with the direct ownership of the securities in which the Portfolio invests.
Equity Securities Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Factor Risk: The market may reward certain factors for a period of time and not others. By way of example, during periods of risk-seeking, credit risk and volatility may be rewarded while during defensive periods, exposure to gold may be rewarded. The returns for a specific factor may vary significantly relative to other factors and may increase or decrease significantly during different phases of an economic cycle. If the Portfolio was overweight factors viewed unfavorably by the market and/or the Portfolio was underweight factors being rewarded by the market, the Portfolio would underperform relative to the market.

Management Risk: The Portfolio is actively managed, and therefore the Portfolio is subject to the risk that the investments selected by the Adviser may cause the Portfolio to underperform relative to its benchmark or other funds with a similar investment objective.

Non-Diversified Investment Risk: The Portfolio is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Portfolio's and, therefore, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

Turnover Risk: The Portfolio may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect the Portfolio and, therefore, the Fund's performance.

Large-Capitalization Securities Risk: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Mid-Capitalization Securities Risk: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Small-Capitalization Securities Risk: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Growth Stocks Risk: The Portfolio may employ a “growth” style of investing. The market values of growth stocks may be more volatile than other types of investments. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

Value Stocks Risk: The Portfolio may employ a “value” style of investing. A “value” style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the Index. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.